TAXATION - Prepaid income taxes (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Total corporate income tax	Rp 2,195	Rp 970
Current portion	(46)	(3)
Non-current portion (Note 14)	2,149	967
The Company
TAXATION
Total corporate income tax	641	271
Subsidiaries
TAXATION
Total corporate income tax	Rp 1,554	Rp 699